As filed with the Securities and Exchange Commission on June 3, 2004
                                      Investment Company Act file number811-8312




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                         Institutional Daily Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: 3/31
                         ------

Date of reporting period: 3/31/04
                          --------

Item 1: Report to Stockholders
--------------------------------------------------------------------------------

INSTITUTIONAL                               600 Fifth Avenue, New York, NY 10020
DAILY INCOME FUND                                                   212-830-5200

================================================================================





Dear Shareholder:

We are pleased to present the annual report of Institutional Daily Income Fund for the year ended March 31, 2004.

The Fund's Money Market Portfolio had 498 shareholders and net assets of $340,040,974 as of March 31, 2004. The U.S. Treasury Portfolio had 231 shareholders and net assets of $757,224,038 as of March 31, 2004.


Effective June 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least 5 days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,






\s\Steven W. Duff


Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                         Value
    Amount                                                                        Date            Yield        (Note 1)
    ------                                                                        ----            -----         ------
Asset Backed Commercial Paper (10.28%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Clipper Receivables Corporation                                 04/01/04          1.05%    $   15,000,000
     5,000,000  Fountain Square Commercial Funding                              05/20/04          1.04          4,992,922
    15,000,000  Market Street Funding                                           06/25/04          1.03         14,963,521
--------------                                                                                             --------------
    35,000,000  Total Commercial Paper                                                                         34,956,443
--------------                                                                                             --------------

Commercial Paper (5.87%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  General Electric Capital Corporation                            06/02/04          1.16%    $    9,980,194
    10,000,000  Societe Generale North America                                  05/04/04          1.05          9,990,421
--------------                                                                                             --------------
    20,000,000  Total Commercial Paper                                                                         19,970,615
--------------                                                                                             --------------

Floating Rate Securities (12.86%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bank of America (a)                                             01/28/05          1.05%    $   10,000,000
     5,000,000  Caterpillar Financial Services Company (b)                      07/09/04          1.24          5,000,000
     7,245,000  CFM International Inc. Guaranteed Notes - Series 1999A (c)
                LOC General Electric Company                                    01/01/10          1.15          7,245,000
    15,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (d)     03/21/05          1.11         15,000,000
     2,500,000  Erie County, NY IDA RB
                (Niagara-Maryland LLC Project) - Series 2003 (e)
                LOC Manufacturers and Traders Bank and Trust Co.                06/01/23          1.18          2,500,000
     4,000,000  The Goldman Sachs Group, L.P. (f)                               04/12/05          1.37          4,000,000
--------------                                                                                             --------------
    43,745,000  Total Floating Rate Securities                                                                 43,745,000
--------------                                                                                             --------------

Foreign Commercial Paper (12.61%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Alliance & Leicester PLC                                        07/15/04          1.09%    $   14,952,969
     7,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            04/02/04          1.12          6,999,784
     1,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            04/06/04          1.12            999,846
    10,000,000  Danske Corporation                                              07/09/04          1.09          9,970,300
     5,000,000  Danske Corporation                                              11/19/04          1.16          4,962,944
     5,000,000  National Bank of New Zealand                                    08/03/04          1.09          4,981,314
--------------                                                                                             --------------
    43,000,000  Total Foreign Commercial Paper                                                                 42,867,157
--------------                                                                                             --------------

Letter of Credit Commercial Paper (14.69%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Banco Continental de Panama S.A.
                LOC Credit Lyonnais                                             06/01/04          1.05%    $    9,982,208
    15,000,000  Banco Cuscatlan S.A.
                LOC ING Bank NV                                                 04/05/04          1.08         14,998,200
    15,000,000  Banco Rio de La Plata S.A.
                LOC Banco Santander                                             06/22/04          1.05         14,964,125

--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                         Value
    Amount                                                                        Date            Yield        (Note 1)
    ------                                                                        ----            -----         ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Cemex S.A. de C.V.
                LOC Barclays Bank PLC                                           04/07/04          1.04%    $    9,998,267
--------------                                                                                             --------------
    50,000,000  Total Letter of Credit Commercial Paper                                                        49,942,800
--------------                                                                                             --------------

Other Notes (1.47%)
------------------------------------------------------------------------------------------------------------------------------------
$    1,000,000  Hamilton, WI School District TAN                                10/27/04          1.35%    $    1,000,000
     2,500,000  State of New York GO - Series 2000C
                LOC Dexia CLF                                                   08/05/04          1.40          2,500,000
     1,505,000  Viroqua, WI Area School District TAN                            10/27/04          1.63          1,505,000
--------------                                                                                             --------------
     5,005,000  Total Other Notes                                                                               5,005,000
--------------                                                                                             --------------

Repurchase Agreement (8.82%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  J.P. Morgan Securities Inc., Repurchase proceeds at maturity
                $30,000,825 (Collateralized by $34,383,828, GNMA,
                3.000% to 6.000%, due 04/20/32 to 03/15/34, value $30,603,304)  04/01/04          0.99%    $   30,000,000
--------------                                                                                             --------------
    30,000,000  Total Repurchase Agreement                                                                     30,000,000
--------------                                                                                             --------------

U.S. Government Agency Discount Note (2.92%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Federal Home Loan Mortgage Corporation                          11/04/04          1.41%    $    9,916,214
--------------                                                                                             --------------
    10,000,000  Total U.S. Government Agency Discount Note                                                      9,916,214
--------------                                                                                             --------------

U.S. Government Agency Medium Term Note (4.41%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Federal National Mortgage Association                           12/08/04          1.62%    $   15,000,000
--------------                                                                                             --------------
    15,000,000  Total U.S. Government Agency Medium Term Note                                                  15,000,000
--------------                                                                                             --------------

Variable Rate Demand Instruments (g) (17.54%)
------------------------------------------------------------------------------------------------------------------------------------
$    1,790,000  American Micro Products
                LOC Firstar Bank                                                10/01/08          1.16%    $    1,790,000
     1,890,000  Atlas Metal Investment Corporation
                LOC Fifth Third Bank                                            10/01/20          1.12          1,890,000
       885,000  Automated Packaging Systems
                LOC National City Bank of Michigan/Illinois                     10/01/08          1.19            885,000
     1,010,000  Big Brothers Big Sisters
                LOC Fifth Third Bank                                            12/01/20          1.12          1,010,000
     3,750,000  Briarwood Investments, LLC
                Collateralized by Federal Home Loan Bank                        04/01/23          1.16          3,750,000



--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                         Value
    Amount                                                                        Date            Yield        (Note 1)
    ------                                                                        ----            -----         ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      465,000  City of Colorado Springs Adjustable Rate
                Taxable/Convertible Bonds (Goodwill Industries) - Series 1997B
                LOC Bank One                                                    02/01/07          1.15%    $      465,000
     1,600,000  CJ Krehbiel Co.
                LOC Fifth Third Bank                                            10/01/10          1.12          1,600,000
     2,735,000  D.E.D.E. Realty
                LOC Fifth Third Bank                                            12/01/11          1.12          2,735,000
     2,270,000  Delta Capital LLC - Series 96-B
                LOC Huntington National Bank                                    10/01/26          1.18          2,270,000
     1,195,000  Dickenson Press, Inc. - Series 1997
                LOC Huntington National Bank                                    01/01/27          1.18          1,195,000
     1,365,000  First Metropolitan Title Company
                LOC LaSalle National Bank                                       05/01/24          1.18          1,365,000
     1,690,000  Frank J.Catanzaro Sons and Daughters
                LOC Firstar Bank                                                01/01/15          1.16          1,690,000
     2,890,000  Governor's Village LLC
                LOC Fifth Third Bank                                            03/01/20          1.12          2,890,000
     4,005,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank of Michigan/Illinois                     10/01/16          1.16          4,005,000
     3,300,000  JPV Capital LLC
                LOC ABN AMRO Bank N.A.                                          12/01/39          1.16          3,300,000
       575,000  JRB Corporation Demand Note
                LOC Fifth Third Bank                                            07/01/26          1.18            575,000
     1,900,000  Kissel Holdings LLC
                LOC Firstar Bank                                                12/01/20          1.16          1,900,000
       660,000  Labelle Capital Funding - Series A
                LOC National City Bank of Michigan / Illinois                   09/01/26          1.13            660,000
     2,000,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33          1.15          2,000,000
       570,000  LRV Enterprises, LLC
                LOC First of America                                            09/01/21          1.21            570,000
     1,800,000  Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09          1.15          1,800,000
       830,000  Mississippi Business Finance Corporation IDRB
                (Abtco, Inc. Project) - Series 1997B
                LOC Bank One                                                    06/01/10          1.10            830,000




--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                         Value
    Amount                                                                        Date            Yield        (Note 1)
    ------                                                                        ----            -----         ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    3,650,000  Mississippi Business Finance Corporation IDRB
                (Abtco, Inc. Project) - Series 1997B
                LOC First Union National Bank                                   04/01/22          1.16%    $    3,650,000
     2,640,000  Mt. Caramel West Medical Office Building
                LOC National City Bank of Michigan/Illinois                     08/01/19          1.16          2,640,000
     1,800,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                              05/01/21          1.15          1,800,000
     1,090,000  Shepherd Capital, LLC
                LOC First of America                                            09/15/47          1.21          1,090,000
     3,165,000  St. Ann's Medical Office Building
                LOC National City Bank of Michigan/Illinois                     11/01/19          1.16          3,165,000
     1,670,000  Trendway Corporation
                LOC ABN AMRO Bank N.A.                                          12/01/26          1.18          1,670,000
     4,352,000  Washington State HFC (h)
                LOC Wells Fargo Bank, N.A.                                      01/01/30          1.12          4,352,000
     2,100,000  Wholesome Group
                LOC Fifth Third Bank                                            10/01/20          1.12          2,100,000
--------------                                                                                             --------------
    59,642,000  Total Variable Rate Demand Instruments                                                         59,642,000
--------------                                                                                             --------------

Yankee Certificates of Deposit (8.24%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Credit Agricole Indosuez                                        09/29/04          1.09%    $    5,001,121
     8,000,000  Societe Generale                                                05/21/04          1.14          8,000,413
    15,000,000  Toronto Dominion Bank                                           09/30/04          1.08         15,003,382
--------------                                                                                             --------------
    28,000,000  Total Yankee Certificates of Deposit                                                           28,004,916
--------------                                                                                             --------------
                Total Investments (99.71%) (Cost $339,050,145+)                                               339,050,145
                Cash and other assets, net of liabilities (0.29%)                                                 990,829
                                                                                                           --------------
                Net Assets (100.00%)                                                                       $  340,040,974
                                                                                                           ==============
                Net Asset Value, offering and redemption price per share:
                Class A Shares,   53,372,928 shares outstanding (Note 3)                                   $         1.00
                                                                                                           ==============
                Class B Shares,  163,829,358 shares outstanding (Note 3)                                   $         1.00
                                                                                                           ==============
                Pinnacle Shares, 122,838,846 shares outstanding (Note 3)                                   $         1.00
                                                                                                           ==============


                +   Aggregate cost for federal income tax purposes is identical.










--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================




FOOTNOTES:


(a)  The interest rate is adjusted daily based upon Prime minus 2.95%.

(b) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.10%.

(c) The interest rate is adjusted weekly based upon average of prior week one month LIBOR plus 0.05%; weekly put at par.

(d)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.02%.

(e) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly based upon one month LIBOR plus 0.25%.

(f) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.25%.

(g) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.

(h) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.


KEY:
      EDFA      =   Economic Development Finance Authority       IDRB      =    Industrial Development Revenue Bond
      GNMA      =   Government National Mortgage Association     LOC       =    Letter of Credit
      GO        =   General Obligation                           RB        =    Revenue Bond
      HFC       =   Housing Finance Commission                   TAN       =    Tax Anticipation Note
      IDA       =   Industrial Development Authority














--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2004
================================================================================


     Face                                                                             Maturity                      Value
    Amount                                                                              Date          Yield       (Note 1)
    ------                                                                              ----          -----        ------
Repurchase Agreements (47.80%)
------------------------------------------------------------------------------------------------------------------------------------
$   60,000,000  Bank of America, Repurchase proceeds at maturity $60,001,583
                (Collateralized by $61,124,000, U.S. Treasury Notes, 1.125%,
                due 06/30/05, value $61,200,558)                                      04/01/04        0.95%    $   60,000,000
   110,000,000  Bear Stearns & Co., Repurchase proceeds at maturity $110,003,178
                (Collateralized by $198,675,343, GNMA, 4.375% to 8.500%,
                due 04/15/18 to 03/20/34, value $112,200,143)                         04/01/04        1.04        110,000,000
    77,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity
                $77,002,096 (Collateralized by $77,695,000,
                U.S. Treasury Notes, 1.875%, due 12/31/05, value $78,544,785)         04/01/04        0.98         77,000,000
   115,000,000  UBS Paine Webber, Repurchase proceeds at maturity $115,003,163
                (Collateralized by $115,850,000, U.S. Treasury Notes,
                4.000%, due 02/15/14, value $117,302,205)                             04/01/04        0.99        115,000,000
--------------                                                                                                 --------------
   362,000,000  Total Repurchase Agreements                                                                       362,000,000
--------------                                                                                                 --------------

U.S. Government Obligations (51.77%)
------------------------------------------------------------------------------------------------------------------------------------
$  215,000,000  U.S. Treasury Bills                                                   04/01/04        0.90%    $  215,000,000
    25,000,000  U.S. Treasury Notes, 3.375%                                           04/30/04        1.26         25,041,180
    25,000,000  U.S. Treasury Notes, 3.250%                                           05/31/04        1.18         25,083,401
    50,000,000  U.S. Treasury Notes, 2.875%                                           06/30/04        1.07         50,224,414
    10,000,000  U.S. Treasury Notes, 6.000%                                           08/15/04        1.07         10,181,108
    50,000,000  U.S. Treasury Notes, 5.875%                                           11/15/04        1.10         51,429,406
    15,000,000  U.S. Treasury Notes, 1.500%                                           02/28/05        1.21         15,037,294
--------------                                                                                                 --------------
   390,000,000  Total U.S. Government Obligations                                                                 391,996,803
--------------                                                                                                 --------------
                Total Investments (99.57%) (Cost $753,996,803+)                                                   753,996,803
                Cash and other assets, net of liabilities (0.43%)                                                   3,227,235
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $  757,224,038
                                                                                                               ==============
                Net Asset Value, offering and redemption price per share:
                Class A Shares,  261,930,743 shares outstanding (Note 3)                                       $         1.00
                                                                                                               ==============
                Class B Shares,  466,041,015 shares outstanding (Note 3)                                       $         1.00
                                                                                                               ==============
                Pinnacle Shares,  29,252,280 shares outstanding (Note 3)                                       $         1.00
                                                                                                               ==============


                +   Aggregate cost for federal income tax purposes is identical.

KEY:
GNMA =   Government National Mortgage Association


--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2004

================================================================================

                                                                     Money Market               U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                  ------------------          -----------------
INVESTMENT INCOME
Income:
    Interest...................................................   $        4,546,337          $       8,343,202
                                                                  ------------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................              457,906                    905,650
    Administration fee.........................................              190,794                    377,354
    Shareholder servicing fee (Class A shares).................              202,009                    565,807
    Custodian expenses.........................................               22,068                     47,615
    Shareholder servicing and related shareholder expenses+....               45,981                    173,060
    Legal, compliance and filing fees..........................              132,061                    103,219
    Audit and accounting.......................................              126,063                    141,859
    Trustees' fees and expenses................................               17,708                     14,708
    Other......................................................               19,258                     33,640
                                                                  ------------------          -----------------
       Total expenses..........................................            1,213,848                  2,362,912
       Less:  Fees waived (Note 2).............................   (          228,953)         (         275,806)
              Expense paid indirectly (Note 2).................   (            3,550)         (          11,885)
                                                                  ------------------           ----------------
       Net expenses............................................              981,345                  2,075,221
                                                                  ------------------           ----------------
Net investment income..........................................            3,564,992                  6,267,981

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized (loss) gain on investments........................   (              158)                       632
                                                                   -----------------          -----------------
Increase in net assets from operations.........................   $        3,564,834          $       6,268,613
                                                                  ==================          =================


+ Includes class specific transfer agency expenses of $16,148 for Money Market Portfolio Class A and $45,227, $99,736 and $5,884 for U.S. Treasury Portfolio Class A, Class B and Pinnacle Shares, respectively.





--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2004 AND 2003
================================================================================



                                                             Money Market Portfolio               U.S. Treasury Portfolio
                                                        -------------------------------      -------------------------------
                                                             2004              2003                2004             2003
                                                        -------------    --------------      -------------     -------------
INCREASE (DECREASE)
  IN NET ASSETS
Operations:
 Net investment income...............................   $   3,564,992    $    5,538,384      $   6,267,981     $   7,945,380
 Net realized (loss) gain on investments.............   (         158)            5,746                632          -0-
                                                        -------------    --------------      -------------     -------------
 Increase in net assets from operations..............       3,564,834         5,544,130          6,268,613         7,945,380
Dividends to shareholders from net investment income:
   Class A shares....................................   (     592,798)   (    1,204,233)     (   1,498,100)    (   3,441,338)
   Class B shares....................................   (   1,747,869)   (    2,147,197)     (   4,504,417)    (   4,151,292)
   Pinnacle shares...................................   (   1,224,325)   (    2,186,954)     (     265,464)    (     352,750)

Distribution from realized gains on investments:
   Class A shares....................................        -0-         (        1,151)     (         196)         -0-
   Class B shares....................................        -0-         (        2,047)     (         414)         -0-
   Pinnacle shares...................................        -0-         (        2,090)     (          22)         -0-
Capital share transactions (Note 3):
   Class A shares....................................   (  60,964,473)       46,877,884      (  14,243,411)       22,225,808
   Class B shares....................................      30,992,492         9,569,912         82,364,442        34,975,821
   Pinnacle shares...................................   (   7,295,664)   (   23,047,632)         3,725,861         7,655,457
                                                        ------------     --------------      -------------     -------------
   Total (decrease) increase.........................   (  37,267,803)       33,400,622         71,846,892        64,857,086
Net assets:
   Beginning of year.................................     377,308,777       343,908,155        685,377,146       620,520,060
                                                        -------------    --------------      -------------     -------------
   End of year.......................................   $ 340,040,974    $  377,308,777      $ 757,224,038     $ 685,377,146
                                                        =============    ==============      =============     =============












--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS


================================================================================
1. Summary of Accounting  Policies

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. The Money Market and U.S. Treasury Portfolios each have three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The distribution of the Pinnacle shares commenced on July 29, 1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

For the year ended March 31, 2004, the Manager voluntarily waived the following fees:

                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------
Investment management fees                       $     152,635                $          -0-
Administration fees                                     76,318                       275,806

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,000 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $16,151 and $150,918 for the Money Market Portfolio and the U.S Treasury Portfolio, respectively, paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

For the year ended March 31, 2004, the Funds had the following expense offsets:

                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------
Custodian expenses                               $       1,687                $       10,642
Shareholder servicing
   and related shareholder expenses                      1,863                         1,243










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Transactions in Shares of Beneficial Interest

At March 31, 2004, an unlimited number of shares of beneficial interest was authorized, and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $340,041,132 and $757,224,038, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                      U.S. Treasury Portfolio
                                      ------------------------------------        ------------------------------------
                                        Year Ended            Year Ended            Year Ended            Year Ended
Class A Shares                        March 31, 2004        March 31, 2003        March 31, 2004        March 31, 2003
--------------                        --------------        --------------        --------------        --------------
Sold................................   1,087,742,834           849,235,563           934,243,488           789,964,832
Issued on reinvestment of dividends.         588,197             1,186,423               583,381             1,348,489
Redeemed............................  (1,149,295,504)       (  803,544,102)       (  949,070,280)       (  769,087,513)
                                       -------------         -------------         -------------         -------------
Net (decrease) increase.............  (   60,964,473)           46,877,884        (   14,243,411)           22,225,808
                                       =============        ==============         =============        ==============

Class B Shares
--------------
Sold................................   1,639,531,848           787,809,778         1,316,155,744           808,280,872
Issued on reinvestment of dividends.       1,742,954             2,032,859               576,281               915,160
Redeemed............................  (1,610,282,310)       (  780,272,725)       (1,234,367,583)       (  774,220,211)
                                       -------------         -------------         -------------         -------------
Net increase........................      30,992,492             9,569,912            82,364,442            34,975,821
                                      ==============        ==============        ==============        ==============

Pinnacle Shares
---------------
Sold................................     116,416,428           156,237,214            45,864,052            50,389,640
Issued on reinvestment of dividends.       1,224,255             2,188,836               265,473               352,720
Redeemed............................  (  124,936,347)       (  181,473,682)       (   42,403,664)       (   43,086,903)
                                       -------------         -------------         -------------         -------------
Net (decrease) increase.............  (    7,295,664)       (   23,047,632)            3,725,861             7,655,457
                                       =============         =============        ==============        ==============

4. Liabilities

At March 31, 2004, the Fund had the following liabilities:
                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------
Fees payable to Affiliates*.........             $        2,236                $        18,134
Dividends payable...................                     20,241                        224,561
Accrued other payables..............                     29,601                         73,226
                                                 --------------                ---------------
   Total liabilities................             $       52,078                $       315,921
                                                 ==============                ===============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Tax Information

The tax character of all distributions paid by the Portfolios during the years ended March 31, 2004 and 2003 was ordinary income.

At March 31, 2004, the Money Market Portfolio had unused capital loss carryforwards of $158, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $158 will expire in the year 2012.

At March 31, 2004, there were no distributable earnings for the Money Market Portfolio and U.S. Treasury Portfolio.

6. Financial Highlights

Money Market Portfolio

                                                                           For the Year Ended March 31,
                                                           ------------------------------------------------------------
Class A Shares                                                2004        2003         2002          2001        2000
--------------                                             ---------   ---------     --------     ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                                           ---------   ---------     --------     ---------   ---------
Income from investment operations:
   Net investment income................................      0.007       0.013         0.028        0.060       0.051
   Net realized and unrealized gain(loss) on investments   (  0.000)      0.000         0.000        0.000       --
                                                           ---------   ---------     --------     ---------   ---------
   Total from investment operations.....................      0.007       0.013         0.028        0.060       0.051
Less distributions from:
   Dividends from net investment income.................   (  0.007)   (  0.013)     (  0.028)    (  0.060)   (  0.051)
   Net realized gain on investments.....................      --       (  0.000)     (  0.000)    (  0.000)      --
                                                           ---------   ---------     --------     ---------   ---------
   Total Distributions..................................   (  0.007)   (  0.013)     (  0.028)    (  0.060)   (  0.051)
                                                           ---------   ---------     --------     ---------   ---------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                                           =========   =========     ========     =========   =========
Total Return............................................      0.73%       1.33%         2.85%        6.16%       5.17%
Ratios/Supplemental Data
Net assets, end of year (000)...........................   $  53,373   $ 114,337     $  67,459    $1,101,858  $ 764,608
Ratios to average net assets:
   Expenses(a) (net of fees waived).....................      0.47%       0.47%         0.45%        0.45%       0.45%
   Net investment income................................      0.73%       1.32%         3.39%        5.96%       5.21%
   Management and administration fees waived............      0.06%       0.06%         0.02%        0.02%       0.03%
   Expenses paid indirectly.............................      0.00%       0.00%         0.00%        0.00%       0.00%


(a) Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)

Money Market Portfolio

                                                                           For the Year Ended March 31,
                                                           ------------------------------------------------------------
Class B Shares                                                2004        2003         2002          2001        2000
--------------                                             ---------   ---------     --------     ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                                           ---------   ---------     --------     ---------   ---------
Income from investment operations:
  Net investment income.................................      0.010       0.016         0.031        0.062       0.053
  Net realized and unrealized gain(loss) on investments.   (  0.000)      0.000         0.000        0.000       --
                                                           ---------   ---------     --------     ---------   ---------
  Total from investment operations......................      0.010       0.016         0.031        0.062       0.053
Less distributions from:
  Dividends from net investment income..................   (  0.010)   (  0.016)     (  0.031)    (  0.062)   (  0.053)
  Net realized gain on investments......................      --       (  0.000)     (  0.000)    (  0.000)      --
                                                           ---------   ---------     --------     ---------   ---------
  Total Distributions...................................   (  0.010)   (  0.016)     (  0.031)    (  0.062)   (  0.053)
                                                           ---------   ---------     --------     ---------   ---------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                                           =========   =========     ========     =========   =========
Total Return............................................      1.00%       1.61%         3.12%        6.42%       5.43%
Ratios/Supplemental Data
Net assets, end of year (000)...........................   $ 163,829   $ 132,837     $ 123,267    $ 211,725   $ 354,549
Ratios to average net assets:
  Expenses(a) (net of fees waived)......................      0.20%       0.20%         0.20%        0.20%       0.20%
  Net investment income.................................      0.99%       1.60%         3.15%        6.20%       5.36%
  Management and administration fees waived.............      0.06%       0.06%         0.02%        0.02%       0.03%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%       0.00%


(a) Includes expenses paid indirectly








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)
Money Market Portfolio

                                                                  For the Year Ended March 31,                July 29,1999
                                                           ------------------------------------------  (Commencement of Sales) to
Pinnacle Shares                                              2004        2003        2002      2001          March 31, 2000
---------------                                            --------   --------   --------   --------         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................   $  1.00    $  1.00    $  1.00    $  1.00            $  1.00
                                                           --------   --------   --------   --------           ---------
Income from investment operations:
  Net investment income.................................      0.010      0.016      0.031      0.062              0.038
  Net realized and unrealized gain(loss) on investments    (  0.000)     0.000      0.000      0.000              --
                                                           --------   --------   --------   --------           ---------
  Total from investment operations......................      0.010      0.016      0.031      0.062              0.038
Less distributions from:
  Dividends from net investment income..................   (  0.010)  (  0.016)  (  0.031)  (  0.062)          (  0.038)
  Net realized gain on investments......................      --      (  0.000)  (  0.000)  (  0.000)             --
                                                           --------   --------   -------     -------           ---------
  Total Distributions...................................   (  0.010)  (  0.016)  (  0.031)  (  0.062)          (  0.038)
                                                           --------   --------   -------    --------           ---------
Net asset value, end of period..........................   $  1.00    $  1.00    $  1.00    $  1.00            $  1.00
                                                           ========   ========   ========   ========           =========
Total Return............................................      1.00%      1.61%      3.12%      6.42%              3.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000).........................   $ 122,839  $ 130,135  $ 153,182  $ 128,777          $144,632
Ratios to average net assets:
  Expenses(c) (net of fees waived)......................      0.20%      0.20%      0.20%      0.20%              0.20%(b)
  Net investment income.................................      0.99%      1.60%      3.15%      6.20%              5.36%(b)
  Management and administration fees waived.............      0.06%      0.06%      0.02%      0.02%              0.03%(b)
  Expenses paid indirectly..............................      0.00%      0.00%      0.00%      0.00%              0.00%(b)


(a) Not annualized
(b) Annualized
(c) Includes expenses paid indirectly







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)
U.S. Treasury Portfolio

                                                                           For the Year Ended March 31,
                                                           ------------------------------------------------------------
Class A Shares                                                2004        2003         2002          2001        2000
--------------                                             ---------   ---------     --------     ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                                           ---------   ---------     --------     ---------   ---------
Income from investment operations:
   Net investment income................................      0.007       0.013         0.028        0.057       0.048
   Net realized and unrealized gain(loss) on investments      0.000       --            --           0.000       --
                                                           ---------   ---------     --------     ---------   ---------
   Total from investment operations.....................      0.007       0.013         0.028        0.057       0.048
Less distributions from:
   Dividends from net investment income.................   (  0.007)   (  0.013)     (  0.028)    (  0.057)   (  0.048)
   Net realized gain on investments.....................   (  0.000)      --            --        (  0.000)      --
                                                           ---------   ---------     --------     ---------   ---------
   Total Distributions..................................   (  0.007)   (  0.013)     (  0.028)    (  0.057)   (  0.048)
                                                           ---------   ---------     --------     ---------   ---------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                                           =========   =========     ========     =========   =========
Total Return............................................      0.66%       1.28%         2.86%        5.88%       4.82%
Ratios/Supplemental Data
Net assets, end of year (000)...........................   $ 261,931   $ 276,174     $ 253,948    $ 579,869   $ 658,396
Ratios to average net assets:
   Expenses(a) (net of fees waived).....................      0.45%       0.45%         0.45%        0.46%       0.45%
   Net investment income................................      0.66%       1.28%         3.12%        5.68%       4.73%
   Management and administration fees waived............      0.04%       0.03%         0.02%        0.02%       0.02%
   Expenses paid indirectly.............................      0.00%       0.00%         0.00%        0.01%       0.00%

                                                                           For the Year Ended March 31,
                                                           ------------------------------------------------------------
Class B Shares                                                2004        2003         2002          2001        2000
--------------                                             ---------   ---------     --------     ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                                           ---------   ---------     --------     ---------   ---------
Income from investment operations:
   Net investment income................................      0.009       0.015         0.031        0.060       0.050
   Net realized and unrealized gain(loss) on investments      0.000       --            --           0.000       --
                                                           ---------   ---------     --------     ---------   ---------
   Total from investment operations.....................      0.009       0.015         0.031        0.060       0.050
Less distributions from:
   Dividends from net investment income.................   (  0.009)   (  0.015)     (  0.031)    (  0.060)   (  0.050)
   Net realized gain on investments.....................   (  0.000)      --            --        (  0.000)      --
                                                           ---------   ---------     --------     ---------   ---------
   Total Distributions..................................   (  0.009)   (  0.015)     (  0.031)    (  0.060)   (  0.050)
                                                           ---------   ---------     --------     ---------   ---------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                                           =========   =========     ========     =========   =========
Total Return............................................      0.91%       1.53%         3.12%        6.14%       5.08%
Ratios/Supplemental Data
Net assets, end of year (000)...........................   $ 466,041   $ 383,677     $ 348,701    $ 151,356   $  37,987
Ratios to average net assets:
   Expenses(a) (net of fees waived).....................      0.20%       0.20%         0.20%        0.21%       0.20%
   Net investment income................................      0.90%       1.51%         2.66%        5.89%       4.97%
   Management and administration fees waived............      0.04%       0.03%         0.02%        0.02%       0.02%
   Expenses paid indirectly.............................      0.00%       0.00%         0.00%        0.01%       0.00%

(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)
U.S. Treasury Portfolio

                                                                  For the Year Ended March 31,                July 29,1999
                                                           ------------------------------------------  (Commencement of Sales) to
Pinnacle Shares                                              2004        2003        2002      2001          March 31, 2000
---------------                                            --------   --------   --------   --------         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................   $  1.00    $  1.00    $  1.00    $  1.00            $  1.00
                                                           --------   --------   --------   --------           ---------
Income from investment operations:
  Net investment income.................................      0.009      0.015      0.031      0.060              0.035
  Net realized and unrealized gain(loss) on investments.      0.000      --         --         0.000              --
                                                           --------   --------   -------    --------           ---------
  Total from investment operations......................      0.009      0.015      0.031      0.060              0.035
Less distributions from:
  Dividends from net investment income..................   (  0.009)  (  0.015)  (  0.031)  (  0.060)          (  0.035)
  Net realized gain on investments......................   (  0.000)     --         --      (  0.000)             --
                                                           --------   --------   -------    --------           ---------
  Total Distributions...................................   (  0.009)  (  0.015)  (  0.031)  (  0.060)          (  0.035)
                                                           --------   --------   -------    --------           ---------
Net asset value, end of period..........................   $  1.00    $  1.00    $  1.00    $  1.00            $  1.00
                                                           ========   ========   ========   ========           =========
Total Return............................................      0.91%      1.53%      3.12%      6.14%              3.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000).........................   $  29,252  $  25,526  $  17,871  $  20,724          $ 18,450
Ratios to average net assets:
  Expenses(c) (net of fees waived)......................      0.20%      0.20%      0.20%      0.21%              0.20%(b)
  Net investment income.................................      0.90%      1.51%      2.66%      5.89%              4.97%(b)
  Management and administration fees waived.............      0.04%      0.03%      0.02%      0.02%              0.02%(b)
  Expenses paid indirectly..............................      0.00%      0.00%      0.00%      0.01%              0.00%(b)


(a) Not annualized
(b) Annualized
(c) Includes expenses paid indirectly





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
REPORT OF INDEPENDENT AUDITORS

================================================================================
To the Board of Trustees and Shareholders of Institutional Daily Income Fund


     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Treasury Portfolio (constituting Institutional Daily Income Fund, hereafter referred to as the "Fund") at March 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards fo the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
May 21, 2004













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================
                                               Trustees and Officers Information
                                                            March 31, 2004 1


----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
   Name, Address2,       Position(s)     Term of          Principal Occupation(s)          Number of Portfolios in     Other
      and Age             Held with      Office                 During Past                     Fund Complex        Directorships
                            Fund      and Length of               5 Years                  Overseen by Trustee or     held by
                                      Time Served3                                                 Officer            Director
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Disinterested Trustees:
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Dr. W. Giles Mellon,       Trustee        1994       Professor Emeritus of Business        Director/Trustee of          N/A
Age 73                                               Administration in the Graduate        nine other portfolios
                                                     School of Management, Rutgers
                                                     University with which he has been
                                                     associated since 1966.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Robert Straniere,          Trustee        1994       Owner, Straniere Law Firm since       Director/Trustee of       WPG Funds
Esq., Age 63                                         1980, New York State Assemblyman      nine other portfolios       Group
                                                     since 1981 and counsel at Fisher,
                                                     Fisher & Berger since 1995.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Dr. Yung Wong,             Trustee        1994       Managing Director of Abacus           Director/Trustee of          N/A
Age 65                                               Associates, an investment firm,       nine other portfolios
                                                     since 1996.
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Interested Trustees/Officers:
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Steven W. Duff,           President       1994       Manager and President of Reich &      Director/Trustee             N/A
Age 50                  and Trustee4                 Tang Asset Management, LLC            and/or Officer of
                                                     ("RTAM, LLC"), a registered           fourteen other
                                                     Investment Advisor.                   portfolios
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Richard De Sanctis,        Treasurer      1994       Executive Vice President, CFO of      Officer of fourteen          N/A
Age 47                        and                    RTAM, LLC.                            other portfolios
                           Assistant
                           Secretary
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Molly Flewharty,            Vice          1994       Senior Vice President of RTAM,        Officer of fourteen          N/A
Age 53                   President                   LLC.                                  other portfolios
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Rosanne Holtzer,         Secretary        1998       Senior Vice President of RTAM,        Officer of fourteen          N/A
Age 39                      and                      LLC.                                  other portfolios
                         Assistant
                         Treasurer
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------
Dana E. Messina,            Vice          1994       Executive Vice President of RTAM,     Officer of eleven            N/A
Age 47                   President                   LLC.                                  other portfolios
----------------------- ------------- -------------- ------------------------------------- ------------------------ -------------

1 The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











INSTITUTIONAL
DAILY
INCOME FUND

























                                  Annual Report
                                 March 31, 2004












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



IDI3/04P

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.


Item 4:    Principal Accountant Fees and Services


                               FYE 03/31/2004                 FYE 03/31/2003

4(a)     Audit Fees              $43,300                          $41,200
4(b)     Audit Related Fees      $0                                $0
4(c)     Tax Fees                $6,000                            $6,000
4(d)     All Other Fees          $0                                $0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.


4(e)(2) None.

4(f) Not applicable.

4(g) $6,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2004. $6,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants


Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies


Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Institutional Daily Income Fund
              -------------------------------


By (Signature and Title)*/s/Rosanne Holter, Secretary
                            Rosanne Holtzer, Secretary


Date June 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*/s/Steven W. Duff, President
                            Steven W. Duff, President


Date June 3, 2004


By (Signature and Title)*/s/Richard De Sanctis, Treasurer
                            Richard DeSanctis, Treasurer


Date June 3, 2004


* Print the name and title of each signing officer under his or her signature.